Intangible assets and goodwill - Goodwill (Details) € in Thousands	12 Months Ended
	Jun. 30, 2023 EUR (€) item	Jun. 30, 2022 EUR (€)	Oct. 31, 2014	Oct. 09, 2014
Disclosure of information for cash-generating units
Business combination of during period | item	0
Cash-generating units | item	2
Goodwill	€ 138,892	€ 138,892
Period cash flow forecasts	5 years
Impairment loss goodwill and intangible assets	€ 0
Period on which pre-tax discount rate is based	2 years
Mytheresa.comGmbhMember
Disclosure of information for cash-generating units
Percentage of voting interests acquired				100.00%
Theresa Warenvertrieb GmbH
Disclosure of information for cash-generating units
Percentage of voting interests acquired			100.00%
Online
Disclosure of information for cash-generating units
Goodwill	€ 137,933
Online | Goodwill
Disclosure of information for cash-generating units
Budgeted revenue growth rate (average of next five years)	17.30%	20.40%
EBITDA margin in Terminal value	7.80%	9.20%
Terminal revenue growth rate	2.00%	2.00%
Discount rate	13.80%	19.40%
Retail stores
Disclosure of information for cash-generating units
Goodwill	€ 959
Retail stores | Goodwill
Disclosure of information for cash-generating units
Budgeted revenue growth rate (average of next five years)	1.70%	1.20%
EBITDA margin in Terminal value	32.90%	29.80%
Terminal revenue growth rate	2.00%	2.00%
Discount rate	12.60%	11.50%